Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share-Based Plan Compensation Expense, Including Cash Award	The table below shows total share-based plan compensation expense which was recognized in the Consolidated Statements of Income:

	Year Ended December 31,
(Thousands of dollars)	2020	2019	2018
Share-based compensation plan expense, net of related tax benefits	$4,816	$5,154	$4,644
Share-based compensation plan related tax benefits	1,521	1,627	1,467

Schedule of Nonvested Performance and Restricted Stock Unit Plans
The following table summarizes the activity of the management incentive plan shares and restricted stock/units as of December 31, 2020:

(thousands of shares)	Management Incentive Plan Shares	Weighted- average grant date fair value	Restricted Stock/ Units (1)	Weighted- average grant date fair value
Nonvested/unissued at December 31, 2019	29	$79.16	365	$60.94
Granted	—	—	129	76.85
Dividends	—		8
Forfeited or expired	—	—	—	—
Vested and issued (2)	(29)	79.16	(101)	71.06
Nonvested/unissued at December 31, 2020	—	$—	401	$62.23
(1)The number of performance shares includes 77,400 granted and 35,500 vested and issued, which was derived by assuming that target performance will be achieved during the relevant performance period.
(2)Includes shares for retiree payouts and those converted for taxes.